Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2013
Fair Value Disclosures [Abstract]
Schedule of Financial Assets and Liabilities Measured at Fair Value on Recurring Basis

Assets and liabilities measured at fair value or disclosed at fair value on a recurring basis as of December 31, 2013 and 2012 consisted of the following (in millions):

	Fair Value Measurements as at December 31, 2013 Using:
	Total	Level 1	Level 2	Level 3
Assets:
Marketable securities	$2.5	$2.5	$—	$—
Foreign exchange forward contracts	0.3	—	0.3	—

Total assets	2.8	2.5	0.3	—

Liabilities:
Contingent consideration	214.7	6.9	—	207.8

Total liabilities	$214.7	$6.9	$—	$207.8

	Fair Value Measurements as at December 31, 2012 Using:
	Total	Level 1	Level 2	Level 3
Assets
Marketable securities	$9.0	$9.0	$—	$—

Total assets	9.0	9.0	—	—

Liabilities:
Contingent consideration	363.1	—	—	363.1

Total liabilities	$363.1	$—	$—	$363.1

Summary of Changes in Fair Value of all Financial Assets and Liabilities Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs

The table below provides a summary of the changes in fair value, including net transfers in and/or out, of all financial assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the years ended December 31, 2013 and 2012 (in millions):

	Balance at December 31, 2012	Net transfers in to (out of) Level 3	Purchases and settlements, net	Net accretion and fair value adjustments	Foreign currency translation	Balance at December 31, 2013
Liabilities:
Contingent consideration obligations	$363.1	$(342.7)	$176.9	$9.7	$0.8	$207.8

	Balance at December 31, 2011	Net transfers in to (out of) Level 3	Purchases and settlements, net	Net accretion and fair value adjustments	Foreign currency translation	Balance at December 31, 2012
Liabilities:
Contingent consideration obligations	$181.6	$—	$197.3	$(21.3)	$5.5	$363.1